SHARE-BASED COMPENSATION - Schedule of Information Relating to Options Outstanding and Exercisable (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Options outstanding as of September 30, 2025
Number of Shares | shares	1,967,383
Exercise Price per Share | $ / shares	$ 1.02
Remaining Contractual Life	4 years 2 months 23 days
Options exercisable as of September 30, 2025
Number of Shares | shares	1,697,933
Exercise Price per Share | $ / shares	$ 1.1
Remaining Contractual Life	4 years 5 months 26 days
Range One
Options outstanding as of September 30, 2025
Number of Shares | shares	16,800
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	3 years 5 months 15 days
Options exercisable as of September 30, 2025
Number of Shares | shares	16,800
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	3 years 5 months 15 days
Range Two
Options outstanding as of September 30, 2025
Number of Shares | shares	1,274,093
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	3 years 10 months 6 days
Options exercisable as of September 30, 2025
Number of Shares | shares	1,274,093
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	3 years 10 months 6 days
Range Three
Options outstanding as of September 30, 2025
Number of Shares | shares	237,150
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	5 years 3 months
Options exercisable as of September 30, 2025
Number of Shares | shares	165,200
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	5 years 3 months
Range Four
Options outstanding as of September 30, 2025
Number of Shares | shares	200,000
Exercise Price per Share | $ / shares	$ 0.79
Remaining Contractual Life	6 years 4 months 9 days
Options exercisable as of September 30, 2025
Number of Shares | shares	150,000
Exercise Price per Share | $ / shares	$ 0.79
Remaining Contractual Life	6 years 4 months 9 days
Range Five
Options outstanding as of September 30, 2025
Number of Shares | shares	9,215
Exercise Price per Share | $ / shares	$ 0.48
Remaining Contractual Life	8 years 3 months 3 days
Options exercisable as of September 30, 2025
Number of Shares | shares	4,215
Exercise Price per Share | $ / shares	$ 0.48
Remaining Contractual Life	8 years 3 months 3 days
Range Six
Options outstanding as of September 30, 2025
Number of Shares | shares	230,125
Exercise Price per Share | $ / shares	$ 0.43
Remaining Contractual Life	9 years 3 months 3 days
Options exercisable as of September 30, 2025
Number of Shares | shares	87,625
Exercise Price per Share | $ / shares	$ 0.43
Remaining Contractual Life	9 years 3 months 3 days